Financial liabilities - Disclosure of main data and assumptions used for the measurement of earn-out liability (Details) - Prosynergia earn-out liability € in Thousands	Dec. 31, 2022 EUR (€) € / shares yr	Apr. 01, 2022 EUR (€) € / shares yr
Disclosure of financial liabilities [line items]
Fair value of earn-out liability	€ 0	€ (1,446)
Option pricing model | Risk-free rate
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.023	(0.003)
Option pricing model | Market capitalization
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	135,952	403,118
Option pricing model | Ordinary share price (in euro per share)
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities | € / shares	6.18	24.15
Option pricing model | Time to maturity
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities | yr	0.25	1
Option pricing model | Volatility
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.44	0.61
Option pricing model | Dividend
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0	0